Exploration and evaluation of oil and gas reserves (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of changes in balances of capitalized costs and capitalized acquisition costs

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	Jan-Jun/2023	Jan-Jun/2022
Property plant and equipment
Opening Balance	1,876	2,376
Additions	158	95
Write-offs	(1)	(14)
Transfers	(44)	(42)
Translation adjustment	155	(259)
Closing Balance	2,144	2,156
Intangible Assets	2,713	2,734
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,857	4,890

(1)	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Schedule of exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities

	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(317)	(136)	(192)	(83)
Exploration expenditures written off (includes dry wells and signature bonuses)	(38)	(94)	(6)	(71)
Contractual penalties on local content requirements	7	108	7	110
Other exploration expenses	-	(1)	-	-
Total expenses	(348)	(123)	(191)	(44)
Cash used in:
Operating activities	317	(135)	192	(81)
Investment activities	306	(980)	241	(904)
Total cash used	623	(1,115)	433	(985)